Schedule of Investments (unaudited) July 31, 2023	BlackRock LifePath® ESG Index 2035 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies(a)

Equity Funds — 69.1%
iShares Developed Real Estate Index Fund, Class K	11,027	$101,669
iShares ESG Aware MSCI EAFE ETF(b)	5,632	421,048
iShares ESG Aware MSCI EM ETF	5,476	184,103
iShares ESG Aware MSCI USA ETF	11,709	1,180,970
iShares ESG Aware MSCI USA Small-Cap ETF	3,444	128,702
iShares MSCI Canada ETF	1,391	50,187
iShares MSCI EAFE Small-Cap ETF	1,140	69,882
iShares MSCI Emerging Markets Small-Cap ETF(b)	532	30,356

		2,166,917

Fixed-Income Funds — 31.0%
iShares ESG Aware U.S. Aggregate Bond ETF	16,998	799,416
iShares TIPS Bond ETF	1,628	174,456

		973,872

Money Market Funds — 14.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.42%(c)(d)	461,838	461,977
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.22%(c)	6,248	6,248

		468,225

Total Investments — 115.0% (Cost: $3,360,742)		3,609,014

Liabilities in Excess of Other Assets — (15.0)%		(471,066)

Net Assets — 100.0%		$3,137,948

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$575,447	$—		$(113,620	)(a)	$132	$18	$461,977	461,838	$5,282	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,790	458	(a)	—		—	—	6,248	6,248	283		—
iShares Developed Real Estate Index Fund, Class K	77,174	20,480		(2,304)		(416)	6,735	101,669	11,027	1,512		—
iShares ESG Aware MSCI EAFE ETF	426,076	90,205		(202,658)		10,310	97,115	421,048	5,632	10,869		—
iShares ESG Aware MSCI EM ETF	58,755	110,858		(6,398)		(1,343)	22,231	184,103	5,476	2,011		—
iShares ESG Aware MSCI USA ETF	834,862	244,271		(73,356)		394	174,799	1,180,970	11,709	12,269		—
iShares ESG Aware MSCI USA Small-Cap ETF	137,443	24,697		(47,151)		1,102	12,611	128,702	3,444	1,568		—
iShares ESG Aware U.S. Aggregate Bond ETF	556,184	246,451		(17,166)		(3,469)	17,416	799,416	16,998	14,844		—
iShares MSCI Canada ETF	41,816	7,989		(3,868)		(40)	4,290	50,187	1,391	1,131		—
iShares MSCI EAFE Small-Cap ETF	61,790	11,626		(16,263)		(1,204)	13,933	69,882	1,140	1,214		—
iShares MSCI Emerging Markets Small-Cap ETF	22,749	4,426		(3,022)		(132)	6,335	30,356	532	389		—
iShares TIPS Bond ETF	126,604	51,051		(3,762)		(741)	1,304	174,456	1,628	2,870		—

						$4,593	$356,787	$3,609,014		$54,242		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

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Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock LifePath® ESG Index 2035 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$2,166,917	$—	$—	$2,166,917
Fixed-Income Funds	973,872	—	—	973,872
Money Market Funds	468,225	—	—	468,225

	$3,609,014	$—	$—	$3,609,014

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S C H E D U L E O F I N V E S T M E N T S	2